Note 5 - Consolidating Financial Information (Details) - Consolidated Statement of Operations (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Rental income	$ 578,148	$ 667,757		$ 1,762,890	$ 1,902,907	$ 4,487,083	$ 4,448,402	$ 4,886,823
Rental income	60,355	86,816		239,217	284,008	542,886	540,706	632,881
Total	638,503	754,573		2,002,107	2,186,915	5,029,969	4,989,108	5,519,704
Expenses
Rental expenses	373,935	337,583		1,140,057	1,051,013	2,514,530	2,308,036	2,347,400
General and administrative expenses	526,572	5,713,020		1,676,938	7,277,635	11,551,674	6,561,910	1,862,466
Strategic alternative expenses	373,555	2,151,392		1,246,096	2,803,021	3,637,123	1,013,043	29,383
Depreciation	82,042	91,058		249,660	264,321	953,725	900,095	876,101
Insurance claim recoveries in excess of cost	(184,339)			(184,339)
Impairment charges		2,100,000	200,000	200,000	2,100,000	2,100,000	0
Total	1,171,765	10,393,053		4,328,412	13,495,990	20,757,052	10,783,084	5,115,350
Other Income (Expense):
Interest income	32,602	59,437		78,526	188,066	236,954	86,217	1,696
Interest expense	(206,224)			(542,570)	(5,748)	(5,748)	(965,506)	(1,197,407)
Total	(173,622)	59,437		(464,044)	182,318	231,206	(879,289)	(1,195,711)
Net Loss from continued operations	(706,884)	48,603,079		(2,790,349)	47,053,005
Net Income from discontinued operations	301,327	104,911		562,866	327,471
Net Loss	(405,557)	48,707,990		(2,227,483)	47,380,476	46,063,206	99,048,253	(1,124,665)
Consolidation, Eliminations [Member]
Revenues
Other income	(1,227,109)			(3,883,142)
Total	(1,227,109)			(3,883,142)
Expenses
Reimbursable expenses	(383,935)			(1,150,057)
Rental expenses	(14,946)			(38,885)
General and administrative expenses	(483,717)			(1,544,988)
Strategic alternative expenses	(344,511)			(1,149,212)
Total	(1,227,109)			(3,883,142)
Other Income (Expense):
Interest income	(83,030)			(203,153)
Interest expense	83,030			203,153
Parent Company [Member]
Revenues
Other income	1,227,109			3,883,142
Total	1,227,109			3,883,142
Expenses
Reimbursable expenses	383,935			1,150,057
General and administrative expenses	526,572			1,676,938
Strategic alternative expenses	373,555			1,246,096
Total	1,284,062			4,073,091
Other Income (Expense):
Interest income	115,632			281,679
Interest expense	(206,224)			(542,570)
Total	(90,592)			(260,891)
Net Loss from continued operations	(147,545)			(450,840)
Net Income from discontinued operations	127,736			389,218
Net Loss	(19,809)			(61,622)
GSD LLC [Member]
Revenues
Rental income	578,148			1,762,890
Rental income	60,355			239,217
Total	638,503			2,002,107
Expenses
Rental expenses	388,881			1,178,942
General and administrative expenses	483,717			1,544,988
Strategic alternative expenses	344,511			1,149,212
Depreciation	82,042			249,660
Insurance claim recoveries in excess of cost	(184,339)			(184,339)
Impairment charges				200,000
Total	1,114,812			4,138,463
Other Income (Expense):
Interest expense	(83,030)			(203,153)
Total	(83,030)			(203,153)
Net Loss from continued operations	(559,339)			(2,339,509)
Net Income from discontinued operations	173,591			173,648
Net Loss	(385,748)			(2,165,861)
Consolidated Entities [Member]
Revenues
Rental income	578,148			1,762,890
Rental income	60,355			239,217
Other income	1,227,109			3,883,142
Total	1,865,612			5,885,249
Expenses
Reimbursable expenses	383,935			1,150,057
Rental expenses	388,881			1,178,942
General and administrative expenses	1,010,289			3,221,926
Strategic alternative expenses	718,066			2,395,308
Depreciation	82,042			249,660
Insurance claim recoveries in excess of cost	(184,339)			(184,339)
Impairment charges				200,000
Total	2,398,874			8,211,554
Other Income (Expense):
Interest income	115,632			281,679
Interest expense	(289,254)			(745,723)
Total	(173,622)			(464,044)
Net Loss from continued operations	(706,884)			(2,790,349)
Net Income from discontinued operations	301,327			562,866
Net Loss	$ (405,557)			$ (2,227,483)